SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Useful life			3 years
Impairment of Intangible Asset			$ 3.1	$ 0.0	$ 0.0
Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life			5 years
Internally-developed software | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	6 years	6 years	6 years